OTHER LONG-TERM LIABILITIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 15, 2022
IfrsStatementLineItems [Line Items]
Proceeds from lenders	$ 9,000
Loan interest rate		8.00%
Transaction costs incurred	131
Interest expense on loans	239
Borrowings on loans	6,000
Deferred financing fees	128
Carrying value of loan	$ 5,872
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Loan interest rate	3.75%
Top of range [member]
IfrsStatementLineItems [Line Items]
Loan interest rate	5.00%